Variable Interest Entities (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Change in Investment Carrying Amount - Holmdel [Abstract]
Beginning Balance	$ 10,425	$ 13,000
Add: Income from investments in unconsolidated entities	1,503	2,779
Less: Cash distribution on investments in unconsolidated entities	(1,976)	(5,354)
Ending Balance	$ 9,952	$ 10,425